Utility Plant In Service (Schedule Of Original Cost Of Utility Plant In Service) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Entity Information [Line Items]
Production	$ 3,111,674	$ 2,862,579
Transmission	293,767	268,594
Distribution	1,371,029	1,323,190
General plant	216,124	203,660
Total utility plant in service	4,992,594	4,658,023
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Production	3,111,674	2,862,579
Transmission	293,767	268,594
Distribution	1,371,029	1,323,190
General plant	216,124	203,660
Total utility plant in service	$ 4,992,594	$ 4,658,023